Short-Term and Long-Term Bank Loan	6 Months Ended
Sep. 30, 2025
Short-Term and Long-Term Bank Loan [Abstract]
SHORT-TERM AND LONG-TERM BANK LOAN

NOTE 24 — SHORT-TERM AND LONG-TERM BANK LOAN

	As at September 30, 2025	As at March 31, 2025
Instalment bank loan – current portion	$355,466	$371,558
Instalment bank loan – noncurrent portion	1,334,565	1,503,797
Total loan	$1,690,031	$1,875,355

Bank loans represent the amounts due to various banks. As of September 30, 2025 and March 31, 2025, long-term bank loans consisted of the following:

Summary of Current portion of long-term bank loans

	Annual Interest	Last payment	As of September 30,	As of March 31
	Rate	date	2025	2025
Current portion of long-term bank loans:
Bank of China Ltd. (1)	2.5% below HongKong Dollar Prime Rate	February 4, 2026	23,493	51,307
Bank of China Ltd. (1)	2.5% below HongKong Dollar Prime Rate	October 19, 2033	90,766	88,852
Livi Bank (1)	4.02%	January 10, 2030 *	137,962	131,881
Standard Chartered Bank (2)	3.96%	April 24, 2027	$103,245	$99,518
Total			$355,466	$371,558

Summary of non-current portion of long-term bank loans

	Annual Interest	Last payment	As of September 30,	As of March 31
	Rate	date	2025	2025
Non-current portion of long-term bank loans:
Bank of China Ltd. (1)	2.5% below HongKong Dollar Prime Rate	February 4, 2026	$-	$-
Bank of China Ltd. (1)	2.5% below HongKong Dollar Prime Rate	October 19, 2033	722,927	769,002
Livi Bank (1)	4.02%	January 10, 2030 *	547,958	618,543
Standard Chartered Bank (2)	3.96%	April 24, 2027	$63,680	$116,252
Total			$1,334,565	$1,503,797

(1)	The loans are guaranteed by Mr. Wong, Chairman of the Board of Directors of the Company.

(2)	The loan is guaranteed by Mr. Wong and Mr. Zhang, two Directors of the Company.

*	The loan was scheduled to mature on January 10, 2030; however, the Company repaid all outstanding principal and related interest in full as of January 31, 2026.